Right-of-use Assets - Details Information About Breakdown Of Right Of Use Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 73,845
Ending balance	69,423	$ 73,845
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	73,845	45,612
Additions to right-of-use assets	6,197	33,088
Depreciation expense	(9,021)	(6,472)
Translation adjustments	(1,598)	1,617
Ending balance	69,423	73,845
Ending balance		73,845
Gross value at end of period	89,478	85,389
Accumulated depreciation at end of period	(20,056)	(11,544)
Right-of-use assets [member] | Building lease [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	62,424	43,112
Additions to right-of-use assets	(139)	24,719
Depreciation expense	(5,721)	(4,904)
Translation adjustments	(1,367)	1,699
Ending balance	55,197	62,424
Ending balance		64,626
Gross value at end of period	69,782	73,878
Accumulated depreciation at end of period	(14,586)	(9,252)
Right-of-use assets [member] | Office and laboratory equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	11,421	2,500
Additions to right-of-use assets	6,336	8,369
Depreciation expense	(3,300)	(1,568)
Translation adjustments	(231)	(82)
Ending balance	14,226	11,421
Ending balance		9,219
Gross value at end of period	19,696	11,511
Accumulated depreciation at end of period	$ (5,470)	$ (2,292)